Financial Instruments (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Financial assets measured at fair value through profit or loss
Money market fund	$ 0	$ 521	$ 5,017
Equity securities-unlisted company	9,768	1,600	10,562
Subtotal	9,768	2,121	15,579
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	791	1,522	1,680
Total	10,559	3,643	17,259
Level 1 [Member]
Financial assets measured at fair value through profit or loss
Money market fund		521	5,017
Equity securities-unlisted company	0	0	0
Subtotal	0	521	5,017
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	0	0	0
Total	0	521	5,017
Level 2 [Member]
Financial assets measured at fair value through profit or loss
Money market fund		0	0
Equity securities-unlisted company	0	0	0
Subtotal	0	0	0
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	0	0	0
Total	0	0	0
Level 3 [Member]
Financial assets measured at fair value through profit or loss
Money market fund		0	0
Equity securities-unlisted company	9,768	1,600	10,562
Subtotal	9,768	1,600	10,562
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	791	1,522	1,680
Total	$ 10,559	$ 3,122	$ 12,242